Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of loss before income taxes

	2023	2022	2021
	$	$	$
Net loss for the year	(2,158,000)	(7,718,000)	(1,579,000)
Statutory tax rate	27%	27%	27%
Expected income tax recovery	(583,000)	(2,084,000)	(426,000)
Decrease to income tax recovery due to:
Non-deductible permanent differences	45,000	131,000	108,000
Temporary differences	(25,000)	276,000	447,000
(Over) under provided in prior years	(559,000)	(552,000)	—
Change in tax assets not recognized	1,122,000	2,229,000	(129,000)
Income tax recovery	—	—	—

Schedule of significant components of the Company's deferred tax assets

	December 31,	December 31,
	2023	2022
	$	$
Share issuance costs	229,000	485,000
Cumulative eligible capital	117,000	90,000
Operating losses carried forward	4,819,000	4,343,000
Total deferred tax assets	5,165,000	4,918,000
Deferred tax assets not recognized	(5,165,000)	(4,918,000)
	—	—

Schedule of losses expire

Expiry date	$
2032	44,000
2033	748,000
2034	325,000
2035	286,000
2036	365,000
2037	618,000
2038	1,089,000
2039	554,000
2040	1,116,000
2041	3,648,000
2042	9,634,000
2043	3,134,000
Total	21,561,000